Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 5,379	$ 3,068	$ 785
Other Comprehensive Income (Loss), Net of Income Taxes
Foreign currency translation gains and losses on net investment in foreign operations	1,602	(1,141)	1,494
Reclassification of foreign currency translation (gains) on net investment on disposal of foreign operations	(25)	0	0
Change in fair value of net investment hedges	(18)	17	(36)
Change in fair value of cash flow hedges	35	0	(39)
Reclassification to net income of (gains) losses on cash flow hedges	(16)	74	42
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	83	(11)	63
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	(6)	0	6
Other comprehensive income (loss) on equity investments	173	(211)	867
Other comprehensive income (loss) (Note 26)	1,828	(1,272)	2,397
Comprehensive Income (Loss)	7,207	1,796	3,182
Comprehensive income (loss) attributable to non-controlling interests	1,584	(220)	45
Comprehensive Income (Loss) Attributable to Controlling Interests	5,623	2,016	3,137
Preferred share dividends	104	93	107
Comprehensive Income (Loss) Attributable to Common Shares	$ 5,519	$ 1,923	$ 3,030